Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 4,502	$ 2,274
Finished goods	15,264	13,934
Total	$ 19,766	$ 16,208